Other Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Other Assets [Abstract]
Other Assets

6. OTHER ASSETS

Other current assets consisted of the following (in thousands):

	As of March 31, 2020	As of December 31, 2019
VAT receivables	$1,132	$3,136
Receivables from suppliers	812	398
Credit for tax other than income tax	505	358
Income tax assets	254	270
Other receivables	54	62

Total other current assets	$2,757	$4,224

Other long-term assets consisted of the following (in thousands):

	As of March 31, 2020	As of December 31, 2019
Non-current income tax credit (advances and tax reduced at sources)	$1,726	$1,029
Miscellaneous	356	174

Total other long-term assets	$2,082	$1,203

8. OTHER ASSETS

Other current assets consisted of the following (in thousands):

	As of December 31,
	2019	2018
VAT receivables	$3,136	$1,852
Income tax assets	270	65
Credit for tax other than income tax	358	273
Other receivables	460	354

Total other current assets	$4,224	$2,544

Other long-term assets consisted of the following (in thousands):

	As of December 31,
	2019	2018
Non-current income tax credit (advances and tax reduced at sources)	$1,029	$1,092
Miscellaneous	174	163
Derivative financial assets	—	42

Total other long-term assets	$1,203	$1,297